Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables.
Summary of trade and other receivables

	2023 GBPm	2024 GBPm
Trade receivables	2,144	2,306
Loss allowance	(119)	(122)
	2,025	2,184
Prepayments and accrued income	288	283
Current tax receivable	6	42
Net finance lease receivable	4	2
Total	2,323	2,511

Summary of movements in loss allowance

	2023 GBPm	2024 GBPm
At start of year	118	119
Charge for the year	8	17
Trade receivables written off	(3)	(13)
Exchange translation differences	(4)	(1)
At end of year	119	122